CONTINGENCIES AND OTHER ACCRUED LOSSES (Tables)	12 Months Ended
May 31, 2012
Accrued Loss Reserves

Accrued loss reserves consist of the following:

May 31,	2012	2011
(In thousands)
Accrued product liability reserves	$37,508	$37,941
Accrued warranty reserves	13,564	15,347
Accrued environmental reserves	3,580	4,357

Total accrued loss reserves — Current	$54,652	$57,645

Accrued product liability reserves — noncurrent	$2,820	$2,905
Accrued warranty liability — noncurrent	1,187	1,849
Accrued environmental reserves — noncurrent	3,952	4,693

Total accrued loss reserves — Noncurrent	$7,959	$9,447

Changes in Accrued Warranty Balances

The following table includes the changes in our accrued warranty balances:

Year Ended May 31,	2012	2011	2010
(In thousands)
Beginning Balance	$17,196	$17,602	$18,993
Deductions(1)	(18,143)	(20,335)	(23,209)
Provision charged to SG&A expense	15,513	19,899	24,897
Acquisitions	185	30	46
Impact of deconsolidation of SPHC	—	—	(3,125)

Ending Balance	$14,751	$17,196	$17,602

(1)	Primarily claims paid during the year.